STATEMENT OF STOCKHOLDER'S EQUITY (USD $)	Total	Common stock [Member]	Additional paid-in Capital [Member]	Deficit Accumulated During Development Stage [Member]
Balance at May. 24, 1999
Issuance of common stock for cash	$ 2,100	$ 720	$ 1,380
Issuance of common stock for cash, shares		720,000
Net loss	(1,510)			(1,510)
Balance at Dec. 31, 1999	590	720	1,380	(1,510)
Balance, shares at Dec. 31, 1999		720,000
Net loss	(590)			(590)
Balance at Dec. 31, 2000		720	1,380	(2,100)
Balance, shares at Dec. 31, 2000		720,000
Net loss
Balance at Dec. 31, 2001		720	1,380	(2,100)
Balance, shares at Dec. 31, 2001		720,000
Net loss
Balance at Dec. 31, 2002		720	1,380	(2,100)
Balance, shares at Dec. 31, 2002		720,000
Net loss
Balance at Dec. 31, 2003		720	1,380	(2,100)
Balance, shares at Dec. 31, 2003		720,000
Net loss
Balance at Dec. 31, 2004		720	1,380	(2,100)
Balance, shares at Dec. 31, 2004		720,000
Net loss
Balance at Dec. 31, 2005		720	1,380	(2,100)
Balance, shares at Dec. 31, 2005		720,000
Net loss
Balance at Dec. 31, 2006		720	1,380	(2,100)
Balance, shares at Dec. 31, 2006		720,000
Net loss
Balance at Dec. 31, 2007		720	1,380	(2,100)
Balance, shares at Dec. 31, 2007		720,000
Net loss
Balance at Dec. 31, 2008		720	1,380	(2,100)
Balance, shares at Dec. 31, 2008		720,000
Net loss
Balance at Dec. 31, 2009		720	1,380	(2,100)
Balance, shares at Dec. 31, 2009		720,000
Net loss
Balance at Dec. 31, 2010		720	1,380	(2,100)
Balance, shares at Dec. 31, 2010		720,000
Net loss
Balance at Dec. 31, 2011		720	1,380	(2,100)
Balance, shares at Dec. 31, 2011		720,000
Net loss
Balance at Dec. 31, 2012		720	1,380	(2,100)
Balance, shares at Dec. 31, 2012		720,000
Issuance of shares for oil and gas lease	2,500	2,500
Issuance of shares for oil and gas lease, shares	2,500,000	2,500,000
Net loss
Balance at Dec. 31, 2013	2,500	3,220	1,380	(2,100)
Balance, shares at Dec. 31, 2013	3,220,000	3,220,000
Stockholder capital contribution	8,400		8,400
Net loss	(8,400)			(8,400)
Balance at Mar. 31, 2014	$ 2,500	$ 3,220	$ 9,780	$ (10,500)
Balance, shares at Mar. 31, 2014	3,220,000	3,220,000